Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations1 [Abstract]
Disclosure of details of business combinations

Dec. 4, 2024
Current Assets and Non-Current Assets
Cash and cash equivalents	276
Trade and other receivables	126
Risk management assets current	7
Prepaid expenses and other	104
Assets held for sale (Note 18)	80
Long-term portion of finance lease receivables (Note 17)	107
Risk management assets non-current	9
Property, plant and equipment and Right-of-use assets (Note 19 and 20)	413
Intangible assets (Note 21)	57
Other assets	2
Deferred income tax assets (Note 11)	41
Current Liabilities and Non-Current Liabilities
Accounts payable and accrued liabilities	193
Risk management liabilities current	3
Current portion of decommissioning (Note 24)	4
Current portion of other provisions (Note 24)	15
Current portion of contract liabilities (Note 5)	3
Current portion of long-term debt and lease liabilities (Note 25)	28
Credit facilities, long-term debt and lease liabilities (Note 25)	204
Decommissioning non-current portion (Note 24)	97
Other provisions non-current (Note 24)	40
Deferred income tax liabilities (Note 11)	108
Risk management liabilities non-current	1
Contract liabilities non-current (Note 5)	3
Total identifiable net assets at fair value	523
Goodwill arising on acquisition (Note 22)	51
Net assets acquired	574

Cash consideration	493
Contingent consideration payable	81
Total purchase consideration transferred	574